Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Intelligent Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Intelligent Real Estate ETF
Class Name	Intelligent Real Estate ETF
Trading Symbol	REAI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intelligent Real Estate ETF (the "Fund") for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.armadaetfs.com. You can also request this information by contacting us at (800) 693-8288 or by writing the Fund at, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(800) 693-8288
Additional Information Website	www.armadaetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intelligent Real Estate ETF	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 3,730,000
Holdings Count | Holdings	40
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$3,730
Number of Holdings	40
Annual Portfolio Turnover	86%

Holdings [Text Block]	Sector Breakdown (% of net assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

Top Ten Holdings	(% of net assets)
BXP, Inc.	3.2
Kimco Realty Corp.	3.2
Crown Castle, Inc.	3.2
Prologis, Inc.	3.2
Gaming and Leisure Properties, Inc.	3.1
American Tower Corp.	3.1
SBA Communications Corp.	3.1
VICI Properties, Inc.	3.1
Weyerhaeuser Co.	3.1
Omega Healthcare Investors, Inc.	3.0

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.
Residential REIT ETF
Shareholder Report [Line Items]
Fund Name	Residential REIT ETF
Class Name	Residential REIT ETF
Trading Symbol	HAUS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Residential REIT ETF (the "Fund") for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.armadaetfs.com. You can also request this information by contacting us at (800) 693-8288 or by writing the Fund at, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(800) 693-8288
Additional Information Website	www.armadaetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Residential REIT ETF	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 2,741,000
Holdings Count | Holdings	23
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)

Fund Size (Thousands)	$2,741
Number of Holdings	23
Annual Portfolio Turnover	9%

Holdings [Text Block]	Sector Breakdown (% of net assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2024)

Top Ten Holdings	(% of net assets)
NexPoint Residential Trust, Inc.	5.1
UMH Properties, Inc.	5.0
Apartment Investment and Management Co.	4.8
Elme Communities	4.7
CareTrust REIT, Inc.	4.7
Welltower, Inc.	4.7
Veris Residential, Inc.	4.7
Sun Communities, Inc.	4.7
Equity LifeStyle Properties, Inc.	4.6
BRT Apartments Corp.	4.6

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.